PROPERTY, PLANT AND EQUIPMENT - Schedule of property, plant and equipment pledged as guarantee (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	$ 642,034	$ 611,629
Book Value	495,251	872,476
Wilmington Trust Company | Airbus A319
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	0	2,703
Book Value	0	12,326
Wilmington Trust Company | Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	0	17,441
Book Value	0	151,873
Wilmington Trust Company | Boeing 767
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	0	20,427
Book Value	0	143,281
Wilmington Trust Company | Boeing 777
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	115,727	132,585
Book Value	132,643	144,186
Credit Agricole | Airbus A319
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	4,441	3,413
Book Value	2,401	3,752
Credit Agricole | Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	238,131	190,001
Book Value	114,450	142,075
Credit Agricole | Boeing 767
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	0	8,849
Book Value	0	23,018
Credit Agricole | Airbus A321
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	7,022	6,007
Book Value	3,920	4,393
Credit Agricole | Boeing 787
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	117,089	58,499
Book Value	45,703	38,971
Bank Of Utah | Boeing 787
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	159,624	171,704
Book Value	$ 196,134	$ 208,601